Shareholders’ Equity (Details) - USD ($)							12 Months Ended
	Dec. 13, 2021	Sep. 24, 2021	Jun. 30, 2020	May 31, 2020	Apr. 06, 2020	Dec. 06, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 13, 2022
Shareholders’ Equity (Details) [Line Items]
Common stock. shares authorized							31,000,000	5,000,000		31,000,000
Common stock, par value (in Dollars per share)							$ 30,000,000	$ 0.01		$ 0.01
Common stock, shares issued								3,981,262
Common stock, shares outstanding								3,981,262
Capital contribution (in Dollars)			$ 4,550,000						$ 4,550,000
Net proceeds (in Dollars)									6,503,378
Incentive plan term							10 years
Restricted stocks, description					Pursuant to the agreement, one-third (33%) of the common shares of restricted stock vested on the date of the grant and the first anniversary of the date of grant; and the remaining 34% will vest on the second anniversary of the date of the grant.
Share based compensation (in Dollars)							$ 125,630	$ 1,097,415	$ 498,825
Underwritten public offering (in Dollars)	$ 77,000,000
Pre-funded warrants shares							680,453
Pre-Funded Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Pre-funded warrants shares							706,000
Class A Common Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock. shares authorized							0.01	4,000,000		30,000,000
Common stock, par value (in Dollars per share)						$ 6.21
Common stock, shares issued							4,006,263	3,981,263
Common stock, shares outstanding							3,944,075			3,944,075
Fair value (in Dollars)		$ 71,175			$ 1,721,870
Closing price per share (in Dollars per share)					$ 73.9
Offering consisted shares, description	The offering consisted of ((i) 1,219,000 shares of Class A common shares and (the “December 2021 Common shares”) (ii) pre-funded warrants to purchase 706,000 Class A Common Shares (the “Pre-Funded Warrants”).
Class A Common Shares [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Warrant, Exercise Price, Increase (in Dollars per share)	$ 0.01
Class A Common Shares [Member] | Private Placement [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, shares sold						1,048,932
Net proceeds (in Dollars)				$ 6,503,378
Class A Common Shares [Member] | 2019 Plan [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, shares issued							100,000,000,000
Class B Common Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock. shares authorized							1,000,000	1,000,000		1,000,000
Common stock, shares issued										4,006,263
Common stock par value (in Dollars per share)							$ 0.01
Board [Member] | Class A Common Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted common stock		750			30,000
Two Officers [Member] | Class A Common Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Shares forfeited and cancelled					6,700
Nami [Member] | Class A Common Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, shares issued				1,562,726
Fair value of purchase consideration (in Dollars)				$ 18,330,776